Segment and Revenue Analysis (Details) - Schedule of Geographic Region - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographic region
Total revenue	$ 4,855,181	$ 32,328,119	$ 51,450,247
Mainland China [Member]
Geographic region
Total revenue	1,173,993	29,623,568	51,432,545
Australia [Member]
Geographic region
Total revenue	3,681,188	2,704,551
Other Countries and Regions [Member]
Geographic region
Total revenue			$ 17,702